Investments (Tables)	12 Months Ended
Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Schedule of investment balances

The following table summarizes the Group’s investment balances:

	As of December 31,
	2022	2023	2023
	RMB	RMB	USD
Short-term investments
Equity securities - trading securities	—	—	—
Long-term investments
Equity securities without readily determinable fair values	200,000,000	200,000,000	28,169,411
Total investments	200,000,000	200,000,000	28,169,411